Other Provisions (Details 2 ) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Other provisions	$ 3,472,983	$ 3,572,891
Not later than one year [member]
Statement [Line Items]
Other provisions	2,984,518	3,040,930
Later than one year and not later than five years [member]
Statement [Line Items]
Other provisions	349,227	402,776
Over 5 years
Statement [Line Items]
Other provisions	139,238	129,185
Legal proceedings provision [member]
Statement [Line Items]
Other provisions	538,388	561,378
Legal proceedings provision [member] | Not later than one year [member]
Statement [Line Items]
Other provisions	179,521	193,764
Legal proceedings provision [member] | Later than one year and not later than five years [member]
Statement [Line Items]
Other provisions	219,629	238,429
Legal proceedings provision [member] | Over 5 years
Statement [Line Items]
Other provisions	139,238	129,185
Miscellaneous other provisions [member]
Statement [Line Items]
Other provisions	2,934,595	3,011,513
Miscellaneous other provisions [member] | Not later than one year [member]
Statement [Line Items]
Other provisions	2,804,997	2,847,166
Miscellaneous other provisions [member] | Later than one year and not later than five years [member]
Statement [Line Items]
Other provisions	129,598	164,347
Miscellaneous other provisions [member] | Over 5 years
Statement [Line Items]
Other provisions	$ 0	$ 0